Summary of Significant Accounting Policies - Schedule of Adjustments to Consolidated Statement of Earnings (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of products sold									$ 14,182,215	$ 15,325,386	$ 19,255,904
Provision for income taxes									398,243	48,836	368,724
Net earnings	$ 175,185	$ 331,365	$ 271,369	$ 122,497	$ (155,106)	$ 177,090	$ 98,282	$ 72,764	900,416	193,030	778,564
Earnings attributable to noncontrolling interests									104,145	112,306	99,227
Net earnings attributable to Nucor stockholders	$ 159,639	$ 305,447	$ 243,620	$ 87,565	$ (187,481)	$ 142,360	$ 67,613	$ 58,232	$ 796,271	$ 80,724	$ 679,337
Net earnings per share:
Basic	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18	$ 2.48	$ 0.25	$ 2.12
Diluted	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18	$ 2.48	$ 0.25	$ 2.11
As Originally Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of products sold										$ 14,858,014	$ 19,198,615
Provision for income taxes										213,154	388,787
Net earnings										496,084	815,790
Earnings attributable to noncontrolling interests										138,425	101,844
Net earnings attributable to Nucor stockholders										$ 357,659	$ 713,946
Net earnings per share:
Basic										$ 1.11	$ 2.22
Diluted										$ 1.11	$ 2.22
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of products sold										$ 467,372	$ 57,289
Provision for income taxes										(164,318)	(20,063)
Net earnings	$ 22,162	$ 36,881	$ 13,033	$ 18,036	$ (139,818)	$ (90,646)	$ (61,062)	$ (11,528)	$ 90,112	(303,054)	(37,226)
Earnings attributable to noncontrolling interests									4,645	(26,119)	(2,617)
Net earnings attributable to Nucor stockholders	$ 23,397	$ 35,411	$ 9,848	$ 16,811	$ (125,459)	$ (84,766)	$ (57,142)	$ (9,568)	$ 85,467	$ (276,935)	$ (34,609)
Net earnings per share:
Basic	$ 0.08	$ 0.11	$ 0.03	$ 0.05	$ (0.40)	$ (0.27)	$ (0.18)	$ (0.03)	$ 0.26	$ (0.86)	$ (0.10)
Diluted	$ 0.08	$ 0.11	$ 0.03	$ 0.05	$ (0.40)	$ (0.27)	$ (0.18)	$ (0.03)	$ 0.26	$ (0.86)	$ (0.11)